Share-Based Payment	12 Months Ended
Dec. 31, 2025
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT
NOTE 17:	SHARE-BASED PAYMENT

a.	On August 29, 2011, the Company’s Board of Directors approved the adoption of an employee share option plan for the grant of options exercisable into shares of the Company, in accordance with section 102 to the Israeli Tax Ordinance (the “2011 Plan”) which ended after 10 years, and the holding of up to 10,000,000 shares in the framework of the 2011 Plan, for option allocation to Company employees, directors and consultants. The terms of the options, which will be granted according to the 2011 Plan, including the option period, exercise price, vesting period and exercise period shall be determined by the Company’s Board of Directors on the date of the actual allocation. On January 29, 2020, it was decided to increase the reserve by 10 million and on May 19, 2020, it was decided to increase the reserve by another 10 million options. The total reserve after these increases is 30 million. As of December 31, 2025, the remaining number of options available for grant under the 2011 Plan is 7,112,000 options.

b.	On March 2, 2023, the Company’s shareholders approved the grant of options exercisable into 150,000 of the Company’s ordinary shares to one of Company’s directors for an exercise price of NIS 0.0495 per share (USD 0.014 per share, respectively, based on the exchange rate reported by the Bank of Israel on the same day). The options were fully vested on the day of grant.

c.	On March 14, 2023, Company’s Board of directors approved retroactively to extend the expiration date of the 2011 plan by additional 5 years to August 29, 2026.

d.	On March 17, 2024, the Company’s board of directors approved the grant of 148,500 options exercisable into 148,500 ADSs (14,850,000 ordinary shares) of the Company, out of which 138,500 were subject to a shareholders’ meeting (approved on April 30, 2024, by the Company’s shareholders’ meeting) to certain officers and directors of the Company. 100,000 options fully vested on the date of grant and 48,500 options vest according to the Company’s 2011 share option plan.

e.	During 2025, the Company’s board of directors approved two option grants to the Company’s Chief Executive Officer, who also serves as a director of the Company.

On July 21, 2025, the board approved the grant of 423,000 options (the “First Grant”), exercisable into 423,000 ADSs (42,300,000 ordinary shares), at an exercise price of $1.40 per ADS. The First Grant options are subject to service-based vesting and vest in 16 equal portions each month from the date of grant.

On July 21, 2025, the board approved the grant of an additional 423,000 options to the Chief Executive Officer (the “Second Grant”), at an exercise price of $1.60 per ADS. The Second Grant options are not subject to a service-based vesting period but rather to performance (milestone) conditions, whereby the options vest only upon the achievement, within 24 months of the date of grant, of (i) the Company reaching positive EBITDA (300,000 options) and (ii) the closing of a strategic transaction (123,000 options). Based on management’s assessment, it is more likely than not that these performance targets will not be achieved and that none of the Second Grant options are expected to vest. Accordingly, in accordance with IFRS 2, Share-based Payment, no compensation expense has been recognized in respect of the Second Grant.

On July 21, 2025, the board approved the grant of an additional 100,000 options to the Chairman of the board of directors of the Company at an exercise price of $1.2 Per ADS. The options are fully vested.
f.	During 2025, 1,500,000 options previously granted to a former officer and a former director were forfeited upon their cessation of service, and 2,100,000 additional options expired in accordance with their original terms.

Movements in the number of share options and their related weighted average exercise prices (in dollars) during the years ended December 31, 2025, 2024 and 2023 are as follows:

	Year ended December 31,
	2025		2024		2023
	Number of options	Weighted average exercise price (USD)	Number of options	Weighted average exercise price (USD)	Number of options	Weighted average exercise price (USD)

Outstanding at beginning of year	27,100,000	0.03	12,550,000	0.05	12,400,000	0.05
Granted	94,600,000	1.47	14,850,000	0.01	150,000	0.01
Expired	(2,100,000)	0.55	(300,000)	0.12	-	-
Forfeited	(1,500,000)	0.04

Outstanding at end of year	118,100,000	1.17	27,100,000	0.03	12,550,000	0.05

Exercisable at end of year	75,289,083	1.08	23,462,500	0.03	12,550,000	0.05

Below is information about the exercise price (in dollars) and the remaining contractual life (in years) for options outstanding at end of year:

December 31,
2025			2024
Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life	Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life

23,500,000	0.04-0.09	3.59	10,150,000	0.03 - 0.11	5.30
94,600,000	0.012-0.016	9.21	37,012,500	0.17	0.66
			15,450,000	0.01	4.25

118,100,000			62,612,500
December 31, 2023
Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life

10,900,000	0.03 - 0.14	6.07
1,500,000	0.17	1.66
150,000	0.01	9.17

12,550,000

The table below summarizes the outstanding options as of December 31, 2025 that have been granted to the Company’s executives, directors and consultants –

Options outstanding	Position	Grant date (*)	Exercise price in NIS		Fair value USD in thousands	Vesting schedule

10,000,000	Former Chief Executive Officer	July 7, 2020	0.09		103	Fully vested
150,000	Director	March 2, 2023	0.0495		1	Fully vested
500,000	Chief Financial Officer	March 17, 2024	0.0438		3	12 equal portions each quarter over a period of 3 years from the date of grant
1,000,000	Director	March 17, 2024	0.0438		21	12 equal portions each quarter over a period of 3 years from the date of grant
10,000,000	Chief Executive Officer	March 17, 2024	0.0438		214	Fully vested on date of grant
850,000	Director	March 17, 2024	0.0438		18	12 equal portions each quarter over a period of 3 years from the date of grant
1,000,000	Director	March 17, 2024	0.0438		22	12 equal portions each quarter over a period of 3 years from the date of grant
42,300,000	Chief Executive Officer	July 21, 2025	0.04	46	441	16 equal portions each month from the date of grant
42,300,000	Chief Executive Officer and Director	July 21, 2025	0.0510		433	Subject to performance conditions which were not met; accordingly, the options did not vest.
10,000,000	Director	July 21, 2025	0.038		106	Fully vested on date of grant

118,100,000

The fair value for options granted in 2025 is estimated at the date of grant using a Black-Scholes model with the following weighted average assumptions:

	April 7, 2025	July 21, 2025

Dividend yield	0%	0%
Expected volatility	112.50%	112.50%
Risk-free interest	4.17%	4.17%
Expected life (years)	5	5

We have calculated the volatility based on the Company’s historical volatility. The share price was set according to the Company’s share market value.

The fair value for options granted in 2024 is estimated at the date of grant using a Black-Scholes model with the following weighted average assumptions:

	March 17, 2024	April 30, 2024

Dividend yield	0%	0%
Expected volatility	81.27%	91.15%
Risk-free interest	4.31%	4.72%
Expected life (years)	5	5

We have calculated the volatility based on the Company’s historical volatility. The share price was set according to the Company’s share market value.

The fair value for options granted in 2023 is estimated at the date of grant using a Black-Scholes model with the following weighted average assumptions:

March 2, 2023

Dividend yield	0%
Expected volatility	67.5%
Risk-free interest	4.08%
Expected life (years)	10

We have calculated the volatility based on the Company’s historical volatility. The share price was set according to the Company’s share market value.